PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES
Schedule of the provision for income taxes

	2023	2022
Current:
Federal	$7,368,805	$5,549,824
State	1,062,245	1,603,117
Total Current	8,431,050	7,152,941
Deferred:
Federal	939,848	(7,949,438)
State	572,484	(3,588,657)
Total Deferred	1,512,332	(11,538,095)
Total Provision for Income Taxes	$9,943,382	$(4,385,154)

Schedule of the components of deferred tax assets and liabilities

	2023	2022
Deferred Tax Assets:
Allowance for Doubtful Accounts	$892,689	$998,674
Inventory Reserve	542,715	99,060
Accrued Expenses	1,168,320	183,965
Other	668,090	—
Operating Lease Liabilities	3,284,630	1,931,799
Stock-based Compensation	5,276,968	4,329,608
Loss on Disposal of Subsidiary	1,720,979	1,600,209
Operating Losses	39,874,330	39,244,750
Property and Equipment and Depreciation	3,999,252	86,553
Total Deferred Tax Assets	57,427,973	48,474,618
Valuation Allowance	(48,439,015)	(36,303,097)
Net Deferred Tax Assets	$8,988,958	$12,171,521

	2023	2022
Deferred Tax Liabilities:
Property, Plant & Equipment	$(6,329,953)	$(8,750,472)
Right-of-Use Assets	(2,659,005)	(1,908,717)
Total Deferred Tax Liabilities	(8,988,958)	(10,659,189)
Net Deferred Tax Assets (Liabilities)	$—	$1,512,332

Reconciliation between the effective tax rate on income and the statutory tax rate

	2023	2022
Income Tax Benefit at Federal Rate	$(18,504,695)	$(7,804,993)
State Taxes and Fees	(1,436,069)	(6,422,079)
IRS Section 280E Disallowance	6,128,449	1,624,120
Uncertain Tax Position	2,138,468	463,647
Over Accrual of Prior Year Taxes	(2,105,987)	123,775
Change in Valuation Allowance	12,135,919	13,714,557
Change in Fair Value of Contingent Consideration	5,123,793	(7,265,518)
Return to Provision	(2,409,640)	—
Other Adjustments	138,838	—
Impairment Expense	8,240,406	1,228,662
Other Permanent Differences	493,900	(47,325)
Reported Income Tax Expense	$9,943,382	$(4,385,154)

Reconciliation of the beginning and ending amount of total unrecognized tax benefits

	2023	2022
Balance at Beginning of Year	$2,800,823	$1,449,046
IRS Section 280E Positions Acquired	—	888,130
IRS Section 280E Positions	2,642,995	463,647
Balance at End of Year	$5,443,818	$2,800,823